Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain/(loss), Before-Tax Amount	$ (43,027)	$ (22,770)	$ (30,519)
Amortization of prior service cost, Before-Tax Amount	1,335	1,335	1,335
Amortization of net actuarial (gain)/loss, Before-Tax Amount	25,445	27,066	34,381
Regulatory adjustment, Before-Tax Amount	12,340	(5,584)	(5,646)
Net current period other comprehensive income (loss), Defined Benefit Plans Before-Tax	(3,907)	47	(449)
Amounts reclassified into net income, Before-Tax Amount	3,344	3,345	3,344
FSIRS other comprehensive income (loss), Before-Tax Amount	3,344	3,345	3,344
Total other comprehensive income (loss), Before-Tax Amount	1,208	3,553	941
Translation adjustments, Before-Tax Amount	1,771	161	(1,954)
Foreign currency other comprehensive income (loss), Before-Tax Amount	1,771	161	(1,954)
Net actuarial gain/(loss), Tax (Expense) or Benefit	10,326	8,652	11,597
Amortization of prior service cost, Tax (Expense) or Benefit	(507)	(507)	(507)
Amortization of net actuarial (gain)/loss, Tax (Expense) or Benefit	(9,669)	(10,285)	(13,065)
Regulatory adjustment, Tax (Expense) or Benefit	250	2,122	2,146
Pension plans other comprehensive income (loss), Tax (Expense) or Benefit	400	(18)	171
Amounts reclassified into net income, Tax (Expense) or Benefit	(1,271)	(1,270)	(1,271)
FSIRS other comprehensive income (loss), Tax (Expense) or Benefit	(1,271)	(1,270)	(1,271)
Total other comprehensive income (loss), Tax (Expense) or Benefit	871	1,288	1,100
Translation adjustments, Tax (Expense) or Benefit	0	0	0
Foreign currency other comprehensive income (loss), Tax (Expense) or Benefit	0	0	0
Net actuarial gain/(loss), Before-Tax Amount	(32,701)	(14,118)	(18,922)
Amortization of prior service cost, Net-of-Tax Amount	828	828	828
Amortization of net actuarial (gain)/loss, Defined Benefit Plans After-Tax	15,776	16,781	21,316
Regulatory adjustment, Net-of-Tax Amount	12,590	(3,462)	(3,500)
Net defined benefit pension plans	(3,507)	29	(278)
Amounts reclassified into net income (Notes 6 and 14)	2,073	2,075	2,073
FSIRS other comprehensive income (loss), Net-of-Tax Amount	2,073	2,075	2,073
Total other comprehensive income (loss), net of tax	337	2,265	(159)
Southwest Gas Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain/(loss), Before-Tax Amount	(43,027)
Amortization of prior service cost, Before-Tax Amount	1,335
Amortization of net actuarial (gain)/loss, Before-Tax Amount	25,445
Regulatory adjustment, Before-Tax Amount	12,340
Amounts reclassified into net income, Before-Tax Amount	3,344
Total other comprehensive income (loss), Before-Tax Amount	(563)	3,392	2,895
Net actuarial gain/(loss), Tax (Expense) or Benefit	10,326
Amortization of prior service cost, Tax (Expense) or Benefit	(507)
Amortization of net actuarial (gain)/loss, Tax (Expense) or Benefit	(9,669)
Regulatory adjustment, Tax (Expense) or Benefit	250
Amounts reclassified into net income, Tax (Expense) or Benefit	(1,271)
Total other comprehensive income (loss), Tax (Expense) or Benefit	(871)	(1,288)	(1,100)
Net actuarial gain/(loss), Before-Tax Amount	(32,701)	(14,118)	(18,922)
Amortization of prior service cost, Net-of-Tax Amount	828	828	828
Amortization of net actuarial (gain)/loss, Defined Benefit Plans After-Tax	15,776	16,781	21,316
Regulatory adjustment, Net-of-Tax Amount	12,590	(3,462)	(3,500)
Net defined benefit pension plans	(3,507)	29	(278)
Amounts reclassified into net income (Notes 6 and 14)	2,073	2,075	2,073
FSIRS other comprehensive income (loss), Net-of-Tax Amount	2,073	2,075	2,073
Total other comprehensive income (loss), net of tax	$ (1,434)	$ 2,104	$ 1,795